Aristotle Portfolio Optimization Moderate Fund

Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

					Change in
	Value,			Net	Unrealized	Value,			Shares,
	Beginning		Sales	Realized	Appreciation	End	Distributions	Interest	End
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Received	Income	of Period
Aristotle Core Bond Fund - Class I	$-	$75,893,617	$(9,026,702)	$19,143	$838,390	$67,724,448	$1,821,973	$-	7,669,813
Aristotle Core Equity Fund - Class I	101,694,777	17,765,581	(22,834,099)	699,923	20,762,829	118,089,011	5,161,623	-	7,293,948
Aristotle Core Income Fund - Class I	142,224,176	16,172,289	(68,028,239)	(399,857)	1,499,078	91,467,447	3,483,615	-	9,362,072
Aristotle Floating Rate Income Fund - Class I	16,618,455	1,024,040	(10,920,322)	(127,391)	168,502	6,763,284	480,335	-	717,971
Aristotle Growth Equity Fund - Class I	81,696,566	28,349,507	(30,104,019)	2,253,739	2,070,160	84,265,953	16,607,428	-	5,839,636
Aristotle High Yield Bond Fund - Class I	36,153,422	6,565,818	(19,327,518)	(116,174)	523,659	23,799,207	1,247,680	-	2,567,336
Aristotle International Equity Fund - Class I	45,426,322	1,062,115	(24,638,020)	4,998,245	602,823	27,451,485	911,354	-	2,095,533
Aristotle Short Duration Income Fund - Class I	33,178,830	29,795,588	(15,894,681)	77,383	340,599	47,497,719	1,777,630	-	4,620,401
	$456,992,548	$176,628,555	$(200,773,600)	$7,405,011	$26,806,040	$467,058,554	$31,491,638	$-	40,166,710